EQUITY	12 Months Ended
Dec. 31, 2016
EQUITY [Text Block]

21. EQUITY

(a) Issuance of new shares

In 2016 and 2015, the Company issued a total of 899,795 and 5,613,130 ordinary shares, respectively, resulting from the Series B warrants exercise. Refer to Note 18 above.

In 2015, the Company issued a total of 2,102,484 ordinary shares to certain institutional investors at the price of $6.44 per share. Gross proceeds from the offering were approximately $13.5 million. The Company paid a total of $0.7 million in placement agency fees, legal fees, and other related expenses. As a result, the Company received $12.8 million of net proceeds from the equity offering.

(b) Repurchase of common shares

On October 4, 2013, the Company announced a $9.0 million share repurchase program. Repurchases may be made in open-market transactions or through privately negotiated transactions. The timing and extent of any repurchase will depend upon market conditions, the trading price of the Company’s ordinary shares, and other factors, and are subject to the restrictions relating to volume, price and timing under the applicable laws, including but not limited to, Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended. The Company’s Board of Directors will review the share repurchase program periodically, and may authorize adjustment of its terms and size accordingly. During the years ended December 31, 2016, 2015 and 2014, a total of 0, 685,000, and 76,368 ordinary shares were repurchased in accordance with the program at a cost of $0, $2,827,500 and $486,316, respectively. During the year ended December 31, 2014, 584,231 ordinary shares were cancelled.

(c) Stock-based compensation

On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the shares issuable under the 2013 Plan. As of December 31, 2016, the Company had issued 4,467,135 shares of restricted stock to our officers and employees under the 2013 Plan.

On November 15, 2013, the Company granted eligible employees a total of 3,000,000 ordinary shares as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $15.9 million at the date of the grant, based on the quoted market price of the Company’s ordinary shares. The employees paid the Company $9.0 million in cash resulting in approximately $6.9 million being recorded as the compensation for services provided in 2013.

For the purpose of acquiring the ordinary shares from the Company, certain employees had entered into loan contracts with local banks. The Company had agreed to guarantee the employees’ repayment of these bank loans in the event of default. Of the 3,000,000 shares issued to employees, a total of 725,000 shares were purchased from the Company using the proceeds from these guaranteed bank loans. In December 2014, the Company loaned a total of approximately $1.5 million to these employees in order to for them to repay their respective bank loans. Since the Company has guaranteed these loans, the Company classified $2.2 million, of the total proceeds received as “temporary equity” in the accompanying balance sheet. In May 2015, the liability of these employees to the Company was repaid through either selling a certain numbers of their shares back to the Company or through repayment of cash to the Company. As a result, $1.1 million and $0.8 million were reclassified to “permanent equity” in 2015 and 2014, respectively. In 2016, additional $360,000 of temporary equity was reclassified to permanent equity as a result of a promise to repay the outstanding balance of the loan for purchasing ordinary shares executed by Mr. Sun Jun Ping, Chief Investment Officer of the Company.

On April 30, 2014, the Company granted eligible employees a total of 920,757 restricted shares as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $3.8 million at the date of the grant, based on the quoted market price. The employees paid the Company approximately $3.7 million in cash, resulting in approximately $0.1 million being recorded as the compensation for services provided in 2014.

On April 30, 2014, the Company issued an aggregate of 439,503 shares of restrict CNIT ordinary shares to various minority shareholders to acquire additional ownership in Geo and Zhongtian. See Note 1.

On June 25, 2014, the Company issued 50,000 restricted shares as payable in a lump sum for one year consulting fee from June 2014 to June 2015. The fair value of these shares was approximately $206,000 at the date of the grant, based on the quoted market price of the ordinary shares, resulting in approximately $120,000 being recorded as consulting expense in 2014, and approximately $86,000 being recorded as prepaid expenses as of December 31, 2014, which was fully amortized in 2015.

In 2015, the Company granted eligible employees a total of 51,875 shares of ordinary shares under the Company’s Equity Incentive Plan as compensation. The fair value of these shares was approximately $102,000, based on the quoted market price. The amount was recorded as the compensation for services provided in 2015.

In 2015, the Company issued 5,000 restricted shares of ordinary shares in exchange for a consulting fee. The fair value of these shares was approximately $13,000 at the date of the grant, based on the quoted market price, resulting in approximately $13,000 being recorded as consulting fee in 2015.

The following table provides the details of the approximate total share based payments expense during the years ended December 31, 2016, 2015 and 2014:

	December 31,	December 31,	December 31,
	2016	2015	2014
Employees and directors share-based payments	$273,000 $	102,000	$81,000
Stock issued for services	-	99,000	120,000
	$273,000 $	201,000	$201,000

(d) Stock options

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. On May 27, 2016, the Company granted options to purchase an aggregate of 2,712,000 ordinary shares under the 2016 Plan. As a result of employee turnover, the number of options to purchase 2,286,000 ordinary shares remained as of December 31, 2016. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period. The fair value of these options was approximately $1.6 million at the date of the grant, of which approximately $273,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2016.

The following table summarizes the assumptions used to estimate the fair values of the share options:

December 31,
2016
Exercise multiple	$1.21
Expected term	4 years
Expected volatility	90.40%
Expected dividend yield	0%
Risk free interest rate	1.23%
Fair Value	$0.78

Stock option activity for the year ended December 31, 2016 is summarized as follows:

			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2016	-	$-	-
Granted	2,712,000	1.21
Exercised	-
Canceled	426,000	1.21
Outstanding at December 31, 2016	2,286,000	$1.21	4.40	$0
Vested and expected to be vested as of December 31, 2016	2,057,400	$1.21	4.40	$0
Options exercisable as of December 31, 2016 (vested)	0	N/A	N/A	N/A

The weighted average grant-date fair value of options granted during the year ended December 31, 2016, was $0.78. There was no option exercised during the year ended December 31, 2016.

As of December 31, 2016, approximately $1.3 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average remaining vesting period of approximately 1.8 years. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.